Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Feb. 13, 2023
Income Tax Disclosure [Line Items]
U.S. domestic statutory income tax rate	21.00%	21.00%	21.00%
Tax receivable agreement payable	$ 230,300
Deferred tax asset tax receivable agreement	249,400
Percentage of tax benefits on tax receivable agreement				85.00%
Unrecognized tax benefits interest and penalties expense	100
Unrecognized tax benefits interest and penalties accrued	500	$ 400
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	500
Undistributed earnings of foreign subsidiaries	4,900
Deferred tax assets tax losses and other carryforwards	4,300
Deferred tax assets valuation allowance	$ 1,528	$ 0